Other Expense (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 12, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Vessel held for sale		$ 67,000		$ 0
Proceeds from sale of vessel		0	$ 109,740
Gain / (Loss) on sale of vessel		0	(1,260)
Allowance for doubtful accounts		0	1,495
Discount of the Navios Holding Guarantee		$ 777
Hanjin Shipping Co. Ltd
Property Plant And Equipment [Line Items]
Allowance for doubtful accounts			1,495
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel held for sale	$ 125,000
Proceeds from sale of vessel	$ 123,740
Gain / (Loss) on sale of vessel			$ 1,260